ONEFUND S&P 500®
Schedule of Investments
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% Shares Fair Value
Communications — 10.14%
Airbnb, Inc., Class A
(a)
1,121 $ 169,977
Alphabet, Inc., Class A 15,167 2,762,669
Alphabet, Inc., Class C 12,698 2,329,066
AT&T, Inc. 18,402 351,662
Booking Holdings, Inc. 90 356,535
Charter Communications, Inc., Class A
(a)
254 75,936
Comcast Corp., Class A 10,198 399,354
Electronic Arts, Inc. 626 87,221
Expedia Group, Inc.
(a)
337 42,459
Fox Corp., Class A 616 21,172
Fox Corp., Class B 340 10,887
Interpublic Group of Companies, Inc. 986 28,683
Match Group, Inc.
(a)
700 21,266
Meta Platforms, Inc., Class A 5,662 2,854,893
Netflix, Inc.
(a)
1,114 751,816
News Corp., Class A 978 26,964
News Corp., Class B 295 8,375
Omnicom Group, Inc. 510 45,747
Paramount Global, Class B 1,242 12,904
Take-Two Interactive Software, Inc.
(a)
408 63,440
T-Mobile US, Inc. 1,344 236,786
Uber Technologies, Inc.
(a)
5,296 384,913
VeriSign, Inc.
(a)
227 40,361
Verizon Communications, Inc. 10,821 446,258
Walt Disney Co. (The) 4,721 468,748
Warner Bros. Discovery, Inc.
(a)
5,711 42,490
12,040,582
Consumer Discretionary — 9.64%
Amazon.com, Inc.
(a)
23,526 4,546,399
Aptiv PLC
(a)
718 50,562
AutoZone, Inc.
(a)
45 133,385
Axon Enterprise, Inc.
(a)
181 53,257
Bath & Body Works, Inc. 582 22,727
Best Buy Co., Inc. 493 41,555
BorgWarner, Inc. 591 19,054
Builders FirstSource, Inc.
(a)
317 43,876
Caesars Entertainment, Inc.
(a)
555 22,056
CarMax, Inc.
(a)
406 29,776
Carnival Corp.
(a)
2,593 48,541
Chipotle Mexican Grill, Inc.
(a)
3,550 222,407
Copart, Inc.
(a)
2,249 121,805
D.R. Horton, Inc. 769 108,376
Darden Restaurants, Inc. 307 46,455
Deckers Outdoor Corp.
(a)
66 63,885
Domino's Pizza, Inc. 90 46,470

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Consumer Discretionary — 9.64% - continued
eBay, Inc. 1,336 $ 71,770
Etsy, Inc.
(a)
308 18,166
Ford Motor Co. 10,045 125,964
General Motors Co. 2,971 138,033
Genuine Parts Co. 361 49,934
Hasbro, Inc. 336 19,656
Hilton Worldwide Holdings, Inc. 649 141,612
Home Depot, Inc. (The) 2,562 881,943
Las Vegas Sands Corp. 950 42,038
Lennar Corp., Class A 636 95,317
Live Nation Entertainment, Inc.
(a)
365 34,215
LKQ Corp. 689 28,656
Lowe's Companies, Inc. 1,480 326,280
Lululemon Athletica, Inc.
(a)
296 88,415
Marriott International, Inc., Class A 635 153,524
Masco Corp. 566 37,735
McDonald's Corp. 1,867 475,787
MGM Resorts International
(a)
703 31,241
Mohawk Industries, Inc.
(a)
136 15,448
NIKE, Inc., Class B 3,133 236,134
Norwegian Cruise Lines Holdings Ltd.
(a)
1,095 20,575
NVR, Inc.
(a)
8 60,708
O'Reilly Automotive, Inc.
(a)
152 160,521
Pool Corp. 100 30,733
PulteGroup, Inc. 546 60,115
Ralph Lauren Corp. 100 17,506
Ross Stores, Inc. 866 125,847
Royal Caribbean Cruises Ltd.
(a)
607 96,774
Starbucks Corp. 2,914 226,854
Tapestry, Inc. 590 25,246
Tesla, Inc.
(a)
7,131 1,411,082
TJX Companies, Inc. (The) 2,933 322,923
Tractor Supply Co. 278 75,060
Ulta Beauty, Inc.
(a)
125 48,234
VF Corp. 851 11,489
Wynn Resorts Ltd. 245 21,928
Yum! Brands, Inc. 723 95,769
11,443,818
Consumer Staples — 5.74%
Altria Group, Inc. 4,539 206,751
Archer-Daniels-Midland Co. 1,373 82,998
Brown-Forman Corp., Class B 465 20,083
Bunge Global SA 374 39,932
Campbell Soup Co. 506 22,866
Church & Dwight Co., Inc. 634 65,733
Clorox Co. (The) 319 43,534

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Consumer Staples — 5.74% - continued
Coca-Cola Co. (The) 10,015 $ 637,456
Colgate-Palmolive Co. 2,119 205,628
Conagra Brands, Inc. 1,230 34,957
Constellation Brands, Inc., Class A 414 106,514
Costco Wholesale Corp. 1,142 970,689
Dollar General Corp. 565 74,710
Dollar Tree, Inc.
(a)
533 56,908
Estee Lauder Companies, Inc. (The), Class A 599 63,734
General Mills, Inc. 1,462 92,486
Hershey Co. (The) 386 70,958
Hormel Foods Corp. 746 22,746
J.M. Smucker Co. (The) 273 29,768
Kellogg Co. 679 39,165
Kenvue, Inc. 4,436 80,646
Keurig Dr Pepper, Inc. 2,681 89,545
Kimberly-Clark Corp. 867 119,819
Kraft Heinz Co. (The) 2,052 66,115
Kroger Co. (The) 1,703 85,031
Lamb Weston Holdings, Inc. 372 31,278
McCormick & Co., Inc., Non-Voting Shares 647 45,898
Molson Coors Brewing Co., Class B 477 24,246
Mondelez International, Inc., Class A 3,465 226,750
Monster Beverage Corp.
(a)
1,901 94,955
PepsiCo, Inc. 3,537 583,357
Philip Morris International, Inc. 3,996 404,915
Procter & Gamble Co. (The) 6,056 998,755
Sysco Corp. 1,281 91,450
Target Corp. 1,188 175,872
Tyson Foods, Inc., Class A 737 42,112
Walgreens Boots Alliance, Inc. 1,842 22,279
Wal-Mart Stores, Inc. 11,017 745,961
6,816,600
Energy — 3.73%
APA Corp. 780 22,963
Baker Hughes Co., Class A 2,576 90,598
Chevron Corp. 4,464 698,259
ConocoPhillips 3,032 346,800
Coterra Energy, Inc. 1,936 51,633
Devon Energy Corp. 1,649 78,163
Diamondback Energy, Inc. 461 92,288
Enphase Energy, Inc.
(a)
349 34,799
EOG Resources, Inc. 1,501 188,931
EQT Corp. 1,059 39,162
Exxon Mobil Corp. 11,616 1,337,233
First Solar, Inc.
(a)
275 62,001
Halliburton Co. 2,291 77,390

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Energy — 3.73% - continued
Hess Corp. 708 $ 104,444
Kinder Morgan, Inc. 4,977 98,893
Marathon Oil Corp. 1,506 43,177
Marathon Petroleum Corp. 947 164,286
Occidental Petroleum Corp. 1,694 106,773
ONEOK, Inc. 1,499 122,243
Phillips 66 1,107 156,275
Schlumberger Ltd. 3,674 173,339
Targa Resources Corp. 574 73,920
Valero Energy Corp. 876 137,322
Williams Companies, Inc. (The) 3,131 133,068
4,433,960
Financials — 9.44%
Aflac, Inc. 1,355 121,015
Allstate Corp. (The) 676 107,930
American Express Co. 1,472 340,841
American International Group, Inc. 1,807 134,152
Ameriprise Financial, Inc. 258 110,215
Aon PLC, Class A 515 151,194
Arch Capital Group Ltd.
(a)
955 96,350
Arthur J. Gallagher & Co. 558 144,695
Assurant, Inc. 134 22,278
Bank of America Corp. 17,720 704,724
Bank of New York Mellon Corp. (The) 1,954 117,025
Berkshire Hathaway, Inc., Class B
(a)
4,683 1,905,045
BlackRock, Inc. 360 283,434
Blackstone Group L.P. (The), Class A 1,851 229,154
Brown & Brown, Inc. 608 54,361
Capital One Financial Corp. 979 135,543
Cboe Global Markets, Inc. 272 46,256
Charles Schwab Corp. (The) 3,830 282,233
Chubb Ltd. 1,043 266,048
Cincinnati Financial Corp. 404 47,712
Citigroup, Inc. 4,898 310,827
Citizens Financial Group, Inc. 1,200 43,236
CME Group, Inc. 927 182,248
Comerica, Inc. 339 17,303
Discover Financial Services 644 84,242
Everest Re Group, Ltd. 112 42,674
Fifth Third Bancorp 1,753 63,967
Franklin Resources, Inc. 772 17,254
Globe Life, Inc. 220 18,102
Goldman Sachs Group, Inc. (The) 839 379,496
Hartford Financial Services Group, Inc. (The) 768 77,215
Huntington Bancshares, Inc. 3,728 49,135
Intercontinental Exchange, Inc. 1,474 201,776

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Financials — 9.44% - continued
Invesco Ltd. 1,157 $ 17,309
JPMorgan Chase & Co. 7,441 1,505,017
KeyCorp 2,410 34,246
Loews Corp. 469 35,053
M&T Bank Corp. 428 64,782
Marsh & McLennan Companies, Inc. 1,266 266,772
MetLife, Inc. 1,580 110,900
Morgan Stanley 3,224 313,341
Nasdaq, Inc. 876 52,788
Northern Trust Corp. 528 44,341
PNC Financial Services Group, Inc. (The) 1,024 159,211
Principal Financial Group, Inc. 565 44,324
Progressive Corp. (The) 1,506 312,811
Prudential Financial, Inc. 929 108,870
Raymond James Financial, Inc. 484 59,827
Regions Financial Corp. 2,378 47,655
State Street Corp. 777 57,498
Synchrony Financial 1,047 49,408
T. Rowe Price Group, Inc. 576 66,419
Travelers Companies, Inc. (The) 587 119,361
Truist Financial Corp. 3,433 133,372
U.S. Bancorp 4,007 159,078
W.R. Berkley Corp. 522 41,019
Wells Fargo & Co. 9,262 550,070
Willis Towers Watson PLC 264 69,205
11,210,357
Health Care — 11.71%
Abbott Laboratories 4,468 464,269
AbbVie, Inc. 4,544 779,386
Agilent Technologies, Inc. 754 97,741
Align Technology, Inc.
(a)
183 44,182
AmerisourceBergen Corp. 426 95,978
Amgen, Inc. 1,377 430,244
Baxter International, Inc. 1,307 43,719
Becton, Dickinson and Co. 744 173,880
Biogen, Inc.
(a)
373 86,469
Bio-Rad Laboratories, Inc., Class A
(a)
54 14,748
Bio-Techne Corp. 405 29,018
Boston Scientific Corp.
(a)
3,770 290,328
Bristol-Myers Squibb Co. 5,237 217,493
Cardinal Health, Inc. 626 61,548
Catalent, Inc.
(a)
465 26,147
Centene Corp.
(a)
1,376 91,229
Charles River Laboratories International, Inc.
(a)
132 27,269
Cigna Corp. 753 248,920
Cooper Companies, Inc. (The)
(a)
512 44,698

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Health Care — 11.71% - continued
CVS Health Corp. 3,239 $ 191,295
Danaher Corp. 1,693 422,996
DaVita, Inc.
(a)
139 19,261
DENTSPLY SIRONA, Inc. 545 13,576
DexCom, Inc.
(a)
992 112,473
Edwards LifeSciences Corp.
(a)
1,561 144,190
Elevance Health, Inc. 605 327,824
Eli Lilly & Co. 2,052 1,857,840
GE HealthCare Technologies, Inc. 1,043 81,271
Gilead Sciences, Inc. 3,207 220,032
GRAIL, Inc.
(a)
68 1,048
HCA Healthcare, Inc. 510 163,853
Henry Schein, Inc.
(a)
334 21,409
Hologic, Inc.
(a)
604 44,847
Humana, Inc. 315 117,700
IDEXX Laboratories, Inc.
(a)
214 104,261
Illumina, Inc.
(a)
409 42,691
Incyte Corp.
(a)
479 29,037
Insulet Corp.
(a)
180 36,324
Intuitive Surgical, Inc.
(a)
907 403,479
IQVIA Holdings, Inc.
(a)
470 99,377
Johnson & Johnson 6,196 905,607
Labcorp Holdings, Inc. 219 44,569
McKesson Corp. 338 197,406
Medtronic PLC 3,422 269,346
Merck & Co., Inc. 6,522 807,424
Mettler-Toledo International, Inc.
(a)
55 76,867
Moderna, Inc.
(a)
854 101,413
Molina Healthcare, Inc.
(a)
149 44,298
PerkinElmer, Inc. 318 33,345
Pfizer, Inc. 14,532 406,605
Quest Diagnostics, Inc. 286 39,148
Regeneron Pharmaceuticals, Inc.
(a)
272 285,880
ResMed, Inc. 379 72,548
Solventum Corp.
(a)
355 18,772
STERIS PLC 254 55,763
Stryker Corp. 870 296,018
Teleflex, Inc. 121 25,450
Thermo Fisher Scientific, Inc. 994 549,683
UnitedHealth Group, Inc. 2,380 1,212,038
Universal Health Services, Inc., Class B 157 29,034
Vertex Pharmaceuticals, Inc.
(a)
663 310,761
Viatris, Inc. 3,088 32,825
Waters Corp.
(a)
152 44,098
West Pharmaceutical Services, Inc. 190 62,584
Zimmer Biomet Holdings, Inc. 538 58,389

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Health Care — 11.71% - continued
Zoetis, Inc., Class A 1,182 $ 204,912
13,906,833
Industrials — 7.54%
3M Co. 1,422 145,314
A.O. Smith Corp. 316 25,842
Allegion PLC 226 26,702
American Airlines Group, Inc.
(a)
1,684 19,080
AMETEK, Inc. 594 99,026
Amphenol Corp., Class A 3,088 208,039
Boeing Co. (The)
(a)
1,476 268,647
Carrier Global Corp. 2,150 135,622
Caterpillar, Inc. 1,310 436,361
CH Robinson Worldwide, Inc. 300 26,436
Cintas Corp. 222 155,458
CSX Corp. 5,086 170,127
Cummins, Inc. 365 101,079
Deere & Co. 670 250,332
Delta Air Lines, Inc. 1,648 78,181
Dover Corp. 360 64,962
Eaton Corp. PLC 1,028 322,328
Emerson Electric Co. 1,471 162,045
Expeditors International of Washington, Inc. 374 46,671
Fastenal Co. 1,473 92,563
FedEx Corp. 592 177,505
Fortive Corp. 903 66,912
GE Vernova LLC
(a)
700 120,057
Generac Holdings, Inc.
(a)
158 20,891
General Dynamics Corp. 584 169,442
General Electric Co. 2,801 445,276
Honeywell International, Inc. 1,697 362,377
Howmet Aerospace Inc. 1,007 78,173
Hubbell, Inc. 138 50,436
Huntington Ingalls Industries, Inc. 102 25,126
IDEX Corp. 195 39,234
Illinois Tool Works, Inc. 700 165,872
Ingersoll Rand, Inc. 1,042 94,655
Jacobs Solutions, Inc. 323 45,126
JB Hunt Transport Services, Inc. 210 33,600
Johnson Controls International PLC 1,754 116,588
Keysight Technologies, Inc.
(a)
450 61,538
L3Harris Technologies, Inc. 488 109,595
Lockheed Martin Corp., Class B 554 258,773
Nordson Corp. 140 32,472
Norfolk Southern Corp. 581 124,735
Northrop Grumman Corp. 363 158,250
Old Dominion Freight Line, Inc. 460 81,236

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Industrials — 7.54% - continued
Otis Worldwide Corp. 1,044 $ 100,495
PACCAR, Inc. 1,346 138,558
Parker-Hannifin Corp. 330 166,917
Pentair PLC 425 32,585
Quanta Services, Inc. 374 95,030
Republic Services, Inc. 526 102,223
Robert Half International, Inc. 268 17,147
Rockwell Automation, Inc. 295 81,208
Rollins, Inc. 723 35,275
Roper Technologies, Inc. 275 155,007
RTX Corp. 3,415 342,831
Snap-on, Inc. 136 35,549
Southwest Airlines Co. 1,536 43,945
Stanley Black & Decker, Inc. 395 31,557
TE Connectivity Ltd. 795 119,592
Teledyne Technologies, Inc.
(a)
121 46,946
Textron, Inc. 504 43,273
Trane Technologies PLC 586 192,753
Transdigm Group, Inc. 143 182,698
Trimble, Inc.
(a)
640 35,789
Union Pacific Corp. 1,569 355,002
United Airlines Holdings, Inc.
(a)
844 41,069
United Parcel Service, Inc., Class B 1,861 254,678
United Rentals, Inc. 173 111,885
Veralto Corp. 564 53,845
W.W. Grainger, Inc. 114 102,855
Wabtec Corp. 461 72,861
Waste Management, Inc. 943 201,179
Xylem, Inc. 620 84,091
8,949,527
Materials — 2.15%
Air Products & Chemicals, Inc. 572 147,605
Albemarle Corp. 302 28,847
Amcor PLC 3,720 36,382
Avery Dennison Corp. 207 45,261
Ball Corp. 811 48,676
Celanese Corp. 258 34,802
CF Industries Holdings, Inc. 492 36,467
Corteva, Inc. 1,806 97,416
Dow, Inc. 1,808 95,914
DuPont de Nemours, Inc. 1,107 89,102
Eastman Chemical Co. 302 29,587
Ecolab, Inc. 653 155,414
FMC Corp. 321 18,474
Freeport-McMoRan, Inc. 3,691 179,383
International Flavors & Fragrances, Inc. 657 62,553

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Materials — 2.15% - continued
International Paper Co. 891 $ 38,447
Linde PLC 1,248 547,634
LyondellBasell Industries N.V., Class A 659 63,040
Martin Marietta Materials, Inc. 159 86,146
Mosaic Co. (The) 841 24,305
Newmont Corp. 2,966 124,186
Nucor Corp. 633 100,064
Packaging Corporation of America 229 41,806
PPG Industries, Inc. 607 76,415
Sherwin-Williams Co. (The) 606 180,848
Steel Dynamics, Inc. 391 50,635
Vulcan Materials Co. 342 85,049
WestRock Co. 661 33,222
2,557,680
Real Estate — 2.05%
Alexandria Real Estate Equities, Inc. 405 47,373
American Tower Corp. 1,200 233,257
AvalonBay Communities, Inc. 365 75,515
Boston Properties, Inc. 372 22,900
Camden Property Trust 275 30,005
CBRE Group, Inc., Class A
(a)
765 68,169
Crown Castle International Corp. 1,116 109,034
Digital Realty Trust, Inc. 779 118,447
Equinix, Inc. 242 183,097
Equity Residential 888 61,574
Essex Property Trust, Inc. 165 44,913
Extra Space Storage, Inc. 544 84,543
Federal Realty Investment Trust 189 19,083
Healthpeak Properties, Inc. 1,822 35,711
Host Hotels & Resorts, Inc. 1,816 32,652
Invitation Homes, Inc. 1,481 53,153
Iron Mountain, Inc. 751 67,305
Kimco Realty Corp. 1,714 33,354
Mid-America Apartment Communities, Inc. 300 42,783
Prologis, Inc. 2,378 267,073
Public Storage 407 117,074
Realty Income Corp. 2,140 113,035
Regency Centers Corp. 423 26,311
SBA Communications Corp., Class A 278 54,571
Simon Property Group, Inc. 839 127,360
UDR, Inc. 779 32,056
Ventas, Inc. 1,036 53,105
VICI Properties, Inc. 2,663 76,268
Welltower, Inc. 1,424 148,452
Weyerhaeuser Co. 1,878 53,316
2,431,489

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Technology — 34.96%
Accenture PLC, Class A 1,614 $ 489,704
Adobe, Inc.
(a)
1,163 646,093
Advanced Micro Devices, Inc.
(a)
4,159 674,631
Akamai Technologies, Inc.
(a)
388 34,951
Analog Devices, Inc. 1,276 291,260
ANSYS, Inc.
(a)
224 72,016
Apple, Inc. 37,358 7,868,341
Applied Materials, Inc. 2,141 505,255
Arista Networks, Inc.
(a)
649 227,462
Autodesk, Inc.
(a)
551 136,345
Automatic Data Processing, Inc. 1,057 252,295
Broadcom, Inc. 1,133 1,819,065
Broadridge Financial Solutions, Inc. 303 59,691
Cadence Design Systems, Inc.
(a)
700 215,425
CDW Corp. 345 77,225
Ceridian HCM Holding, Inc.
(a)
402 19,939
Cisco Systems, Inc. 10,458 496,860
Cognizant Technology Solutions Corp., Class A 1,282 87,176
Corning, Inc. 1,976 76,768
Corpay, Inc.
(a)
186 49,552
CoStar Group, Inc.
(a)
1,051 77,921
EPAM Systems, Inc.
(a)
149 28,028
Equifax, Inc. 317 76,860
F5, Inc.
(a)
151 26,007
FactSet Research Systems, Inc. 98 40,010
Fair Isaac Corp.
(a)
64 95,274
Fidelity National Information Services, Inc. 1,525 114,924
Fiserv, Inc.
(a)
1,545 230,267
Fortinet, Inc.
(a)
1,640 98,843
Garmin Ltd. 394 64,190
Gartner, Inc.
(a)
201 90,261
Global Payments, Inc. 670 64,789
Hewlett Packard Enterprise Co. 3,346 70,835
HP, Inc. 2,244 78,585
Intel Corp. 10,882 337,016
International Business Machines Corp. 2,355 407,297
Intuit, Inc. 720 473,191
Jabil, Inc. 328 35,683
Jack Henry & Associates, Inc. 188 31,212
Juniper Networks, Inc. 828 30,189
KLA Corp. 348 286,929
Lam Research Corp. 337 358,854
Leidos Holdings, Inc. 354 51,642
MarketAxess Holdings, Inc. 98 19,652
MasterCard, Inc., Class A 2,123 936,583
Microchip Technology, Inc. 1,391 127,277

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Technology — 34.96% - continued
Micron Technology, Inc. 2,841 $ 373,677
Microsoft Corp. 19,124 8,547,471
Monolithic Power Systems, Inc. 124 101,888
Moody's Corp. 405 170,477
Motorola Solutions, Inc. 427 164,843
MSCI, Inc. 204 98,277
NetApp, Inc. 530 68,264
NortonLifeLock, Inc. 1,443 36,046
NVIDIA Corp. 63,570 7,853,437
NXP Semiconductors NV 663 178,407
ON Semiconductor Corp.
(a)
1,100 75,405
Oracle Corp. 4,103 579,344
Palo Alto Networks, Inc.
(a)
811 274,937
Paychex, Inc. 824 97,693
Paycom Software, Inc. 124 17,737
PayPal Holdings, Inc.
(a)
2,758 160,047
PTC, Inc.
(a)
308 55,954
Qorvo, Inc.
(a)
248 28,778
Qualcomm, Inc. 2,872 572,045
S&P Global, Inc. 827 368,842
Salesforce.com, Inc. 2,491 640,436
Seagate Technology PLC 501 51,738
ServiceNow, Inc.
(a)
528 415,362
Skyworks Solutions, Inc. 412 43,911
Super Micro Computer, Inc.
(a)
125 102,419
Synopsys, Inc.
(a)
393 233,859
Teradyne, Inc. 393 58,278
Texas Instruments, Inc. 2,340 455,200
Tyler Technologies, Inc.
(a)
108 54,300
Verisk Analytics, Inc. 373 100,542
Visa, Inc., Class A 4,071 1,068,516
Western Digital Corp.
(a)
835 63,268
Zebra Technologies Corp., Class A
(a)
132 40,779
41,504,550
Utilities — 2.18%
AES Corp. 1,723 30,273
Alliant Energy Corp. 657 33,441
Ameren Corp. 677 48,141
American Electric Power Co., Inc. 1,353 118,712
American Water Works Co., Inc. 501 64,709
Atmos Energy Corp. 388 45,260
CenterPoint Energy, Inc. 1,625 50,343
CMS Energy Corp. 758 45,124
Consolidated Edison, Inc. 888 79,405
Constellation Energy Corp. 822 164,622
Dominion Energy, Inc. 2,154 105,546

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Utilities — 2.18% - continued
DTE Energy Co. 531 $ 58,946
Duke Energy Corp. 1,984 198,856
Edison International 987 70,876
Entergy Corp. 544 58,208
Evergy, Inc. 591 31,305
Eversource Energy 899 50,982
Exelon Corp. 2,562 88,671
FirstEnergy Corp. 1,329 50,861
NextEra Energy, Inc. 5,281 373,949
Nisource, Inc. 1,064 30,654
NRG Energy, Inc. 581 45,237
PG&E Corp. 5,491 95,873
Pinnacle West Capital Corp. 292 22,303
PPL Corp. 1,897 52,452
Public Service Enterprise Group, Inc. 1,283 94,557
Sempra Energy 1,620 123,217
Southern Co. (The) 2,807 217,739
WEC Energy Group, Inc. 812 63,710
Xcel Energy, Inc. 1,420 75,842
2,589,814
Total Common Stocks (Cost $78,736,020) 117,885,210
EXCHANGE-TRADED FUNDS — 0.53% Shares Fair Value
SPDR® S&P 500® ETF Trust 1,149 625,309
Total Exchange-Traded Funds (Cost $603,389) 625,309
Total Investments — 99.81% (Cost $79,339,409) 118,510,519
Other Assets in Excess of Liabilities — 0.19% 219,678
NET ASSETS — 100.00% $ 118,730,197
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt